VictoryShares Corporate Bond ETF Expense Example - VictoryShares Corporate Bond ETF - VictoryShares Corporate Bond ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	$ 585